UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/10

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   03/31/2010

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:  $235,507

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 			VALUE						INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER	OF 		CLASS	CUSIP		1X$1000)	SHARES		SH/PRN		DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway - Class B	COM	84670207	22,407 		275,708		SH		SOLE		N/A		275,708		0		0
Home Depot			COM	437076102	18,646 		76,377.06	SH		SOLE		N/A		576,377.06	0		0
Legg Mason			COM	524901105	17,000 		592,940.70	SH		SOLE		N/A		592,940.70	0		0
Conocophillips			COM	20825C104	14,520 		283,758.56	SH		SOLE		N/A		283,758.56	0		0
Microsoft			COM	594918104	12,732 		434,730.16	SH		SOLE		N/A		434,730.16	0		0
Pfizer				COM	717081103	12,408 		723,497.42	SH		SOLE		N/A		723,497.42	0		0
Canadian Natural Resources	COM	136385101	10,900 		147,219.39	SH		SOLE		N/A		147,219.39	0		0
Thermo Fisher Scientific	COM	883556102	10,577 		205,611		SH		SOLE		N/A		205,611		0		0
Exelon				COM	30161N101	9,327 		212,891.69	SH		SOLE		N/A		212,891.69	0		0
Corporate Executive Board	COM	21988R102	8,212 		308,832.09	SH		SOLE		N/A		308,832.09	0		0
American Express		COM	25816109	7,831 		189,806.09	SH		SOLE		N/A		189,806.09	0		0
Contango Oil & Gas		COM	21075N204	7,278 		142,285		SH		SOLE		N/A		142,285		0		0
Procter & Gamble		COM	742718109	7,246 		114,526.31	SH		SOLE		N/A		114,526.31	0		0
Sanofi-Aventis			COM	80105N105	6,992 		187,138.70	SH		SOLE		N/A		187,138.70	0		0
Bank of America			COM	60505104	6,658 		372,992.06	SH		SOLE		N/A		372,992.06	0		0
Wal-Mart Stores			COM	931142103	5,806 		104,428.50	SH		SOLE		N/A		104,428.50	0		0
Sysco				COM	871829107	5,789 		196,251.66	SH		SOLE		N/A		196,251.66	0		0
Lockheed Martin			COM	539830109	5,058 		60,773		SH		SOLE		N/A		60,773		0		0
Fairfax Financial		COM	303901102	4,959 		13,222		SH		SOLE		N/A		13,222		0		0
Accenture			COM	G1150G111	4,521 		107,775.74	SH		SOLE		N/A		107,775.74	0		0
U S Bancorp			COM	902973304	4,448 		171,851		SH		SOLE		N/A		171,851		0		0
CarMax				COM	143130102	4,298 		171,108		SH		SOLE		N/A		171,108		0		0
Coca Cola			COM	191216100	3,503 		63,686.11	SH		SOLE		N/A		63,686.11	0		0
Sears Holdings			COM	812350106	3,054 		28,166		SH		SOLE		N/A		28,166		0		0
General Dynamics		COM	369550108	3,054 		39,559.20	SH		SOLE		N/A		39,559.20	0		0
Google				COM	38259P508	2,834 		4,997		SH		SOLE		N/A		4,997		0		0
Covidien			COM	G2554F105	2,830 		56,275.25	SH		SOLE		N/A		56,275.25	0		0
USG				COM	903293405	2,761 		160,897		SH		SOLE		N/A		160,897		0		0
Ensco				COM	26874Q100	2,352 		52,533		SH		SOLE		N/A		52,533		0		0
Automatic Data Processing	COM	53015103	1,742 		39,164		SH		SOLE		N/A		39,164		0		0
Paychex				COM	704326107	1,218 		39,649.60	SH		SOLE		N/A		39,649.60	0		0
Pioneer Natural Resources	COM	723787107	1,165 		20,689.21	SH		SOLE		N/A		20,689.21	0		0
Maxim Integrated Products	COM	57772K101	1,129 		58,202.27	SH		SOLE		N/A		58,202.27	0		0
Visa				COM	92826C839	668 		7,333		SH		SOLE		N/A		7,333		0		0
B P Prudhoe Bay Royalty Trust	COM	55630107	602 		6,100		SH		SOLE		N/A		6,100		0		0
Johnson & Johnson		COM	478160104	301 		4,615.39	SH		SOLE		N/A		4,615.39	0		0
Wells Fargo			COM	949746101	190 		6,092.55	SH		SOLE		N/A		6,092.55	0		0
Exxon Mobil			COM	30231G102	175 		2,619.68	SH		SOLE		N/A		2,619.68	0		0
America Movil SAB		COM	02364W105	171 		3,400		SH		SOLE		N/A		3,400		0		0
Pepsico				COM	713448108	148 		2,243.67	SH		SOLE		N/A		2,243.67	0		0